Shareholder Report, Holdings (Details)	May 31, 2024
C000007965 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007965 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007965 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007965 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007965 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000007965 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000007965 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007965 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000007964 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007964 | 1 to 3 Years
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007964 | 3 to 5 Years
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007964 | 5 to 10 Years
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007964 | 10 to 20 Years
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000007964 | 20 to 30 Years
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000007964 | Greater than 30 Years
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007964 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)